Fair Value, Assets and Liabilities, Fair Value Estimates for Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Cash and due from banks	$ 34,596	$ 24,616
Interest-earning deposits with banks	124,561	209,614
Federal funds sold and securities purchased under resale agreements	68,036	66,223
Held-to-maturity debt securities	297,059	272,022
Loans held for sale	7,104	23,617
Financial liabilities
Deposits	1,383,985	1,482,479
Short-term borrowings	51,145	34,409
Long-term debt	174,870	160,689
Carrying value [Member]
Financial assets
Cash and due from banks	34,596	24,616
Interest-earning deposits with banks	124,561	209,614
Federal funds sold and securities purchased under resale agreements	68,036	66,223
Held-to-maturity debt securities	297,059	272,022
Loans held for sale	2,884	7,722
Loans, net	928,049	868,278
Nonmarketable equity securities	4,900	3,584
Total financial assets	1,460,085	1,452,059
Financial liabilities
Deposits	66,887	30,012
Short-term borrowings	50,964	34,409
Long-term debt	173,502	160,660
Total financial liabilities	291,353	225,081
Fair Value Disclosures, Textual [Abstract]
Lease financing, net	14,700	14,500
Deposit liabilities with no defined or contractual maturity	1,300,000	1,500,000
Finance lease obligations	22	26
Estimated fair value [Member]
Financial assets
Cash and due from banks	34,596	24,616
Interest-earning deposits with banks	124,561	209,614
Federal funds sold and securities purchased under resale agreements	68,036	66,223
Held-to-maturity debt securities	255,521	272,386
Loans held for sale	2,927	7,929
Loans, net	894,363	883,963
Nonmarketable equity securities	4,961	3,646
Total financial assets	1,384,965	1,468,377
Financial liabilities
Deposits	65,464	30,002
Short-term borrowings	50,970	34,409
Long-term debt	173,782	168,084
Total financial liabilities	290,216	232,495
Fair Value Disclosures, Textual [Abstract]
Loan commitments and standby, commercial and similar letters of credit	737	1,400
Estimated fair value [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets
Cash and due from banks	34,596	24,616
Interest-earning deposits with banks	124,338	209,452
Federal funds sold and securities purchased under resale agreements	0	0
Held-to-maturity debt securities	14,285	16,825
Loans held for sale	0	0
Loans, net	0	0
Nonmarketable equity securities	0	0
Total financial assets	173,219	250,893
Financial liabilities
Deposits	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Total financial liabilities	0	0
Estimated fair value [Member] | Fair value, inputs, level 2 [Member]
Financial assets
Cash and due from banks	0	0
Interest-earning deposits with banks	223	162
Federal funds sold and securities purchased under resale agreements	68,036	66,223
Held-to-maturity debt securities	238,552	252,717
Loans held for sale	2,208	6,300
Loans, net	57,532	63,404
Nonmarketable equity securities	0	0
Total financial assets	366,551	388,806
Financial liabilities
Deposits	46,745	14,401
Short-term borrowings	50,970	34,409
Long-term debt	172,783	166,682
Total financial liabilities	270,498	215,492
Estimated fair value [Member] | Fair value, inputs, level 3 [Member]
Financial assets
Cash and due from banks	0	0
Interest-earning deposits with banks	0	0
Federal funds sold and securities purchased under resale agreements	0	0
Held-to-maturity debt securities	2,684	2,844
Loans held for sale	719	1,629
Loans, net	836,831	820,559
Nonmarketable equity securities	4,961	3,646
Total financial assets	845,195	828,678
Financial liabilities
Deposits	18,719	15,601
Short-term borrowings	0	0
Long-term debt	999	1,402
Total financial liabilities	$ 19,718	$ 17,003